PGIM Jennison Utility Fund
Schedule of Investments as of August 31, 2023 (unaudited)
Description	Shares	Value
Long-Term Investments 99.0%
Common Stocks
Electric Utilities 45.6%
Constellation Energy Corp.	1,514,825	$157,784,172
Edison International	1,439,262	99,093,189
Enel SpA (Italy)	7,734,941	51,938,770
Exelon Corp.	2,198,448	88,201,734
FirstEnergy Corp.	2,093,224	75,502,589
NextEra Energy, Inc.	4,815,050	321,645,340
PG&E Corp.*	11,545,120	188,185,456
Pinnacle West Capital Corp.	1,027,642	79,405,897
PPL Corp.	2,395,453	59,694,689
Southern Co. (The)	2,212,928	149,881,613
SSE PLC (United Kingdom)	3,320,448	68,232,411
Xcel Energy, Inc.	497,467	28,420,290
		1,367,986,150
Electrical Components & Equipment 1.1%
Array Technologies, Inc.*(a)	469,996	11,688,800
NEXTracker, Inc. (Class A Stock)*(a)	537,691	22,647,545
		34,336,345
Independent Power Producers & Energy Traders 4.2%
RWE AG (Germany)	931,445	38,353,803
Vistra Corp.	2,749,148	86,378,230
		124,732,033
Integrated Telecommunication Services 1.0%
Cellnex Telecom SA (Spain), 144A	750,148	28,689,752
Multi-Utilities 34.7%
Ameren Corp.	1,504,771	119,283,197
CenterPoint Energy, Inc.	5,650,379	157,589,070
Centrica PLC (United Kingdom)	61,330,910	117,716,505
CMS Energy Corp.	2,052,266	115,316,827
Dominion Energy, Inc.	1,427,825	69,306,626
DTE Energy Co.	1,148,902	118,773,489
E.ON SE (Germany)	1,243,766	15,310,343
Engie SA (France)	2,466,638	39,723,323
National Grid PLC (United Kingdom)	81,707	1,019,900
NiSource, Inc.	4,952,999	132,542,253

PGIM Jennison Utility Fund
Schedule of Investments as of August 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Multi-Utilities (cont’d.)
Public Service Enterprise Group, Inc.	497,844	$30,408,312
Sempra	1,737,784	122,027,192
		1,039,017,037
Oil & Gas Storage & Transportation 6.1%
Cheniere Energy, Inc.	556,273	90,783,753
Plains GP Holdings LP (Class A Stock)*	1,640,790	26,318,272
Targa Resources Corp.	761,440	65,674,200
		182,776,225
Renewable Electricity 3.7%
Drax Group PLC (United Kingdom)	4,094,638	28,590,692
NextEra Energy Partners LP	1,672,438	83,421,207
		112,011,899
Semiconductors 0.5%
First Solar, Inc.*(a)	82,423	15,587,838
Specialized REITs 2.1%
Digital Realty Trust, Inc.	240,021	31,615,566
Equinix, Inc.	39,082	30,537,893
		62,153,459

Total Long-Term Investments (cost $2,186,569,251)		2,967,290,738

Short-Term Investments 0.9%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund(wi)	21,809,561	21,809,561

PGIM Jennison Utility Fund
Schedule of Investments as of August 31, 2023 (unaudited) (continued)
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $4,932,798; includes $4,915,553 of cash collateral for securities on loan)(b)(wi)	4,936,043	$4,933,575

Total Short-Term Investments (cost $26,742,359)		26,743,136

TOTAL INVESTMENTS 99.9% (cost $2,213,311,610)		2,994,033,874
Other assets in excess of liabilities 0.1%		2,847,714

Net Assets 100.0%		$2,996,881,588

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
LP—Limited Partnership
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,897,731; cash collateral of $4,915,553 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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